STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF CASH FLOWS [Abstract]
Net Earnings (Loss)	$ 38	$ 77	$ (19)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities: [Abstract]
Interest credited to policyholders' account balances	61	61	68
Universal life and investment-type product policy fee income	(117)	(123)	(122)
Change in accrued investment income	2	1	0
Investment (gains) losses, net	5	1	48
Change in deferred policy acquisition costs and value of business acquired	(58)	(37)	20
Change in the fair value of the reinsurance contract asset	2	(7)	(1)
Change in future policy benefits	(5)	3	(4)
Change in other policyholders liabilities	5	(3)	1
Change in current and deferred income taxes	(1)	15	(10)
Provision for depreciation and amortization	5	3	5
Dividend from AllianceBernstein	3	4	5
Other, net	11	(18)	(1)
Net cash provided by (used in) operating activities	(49)	(23)	(10)
Cash flows from investing activities: [Abstract]
Maturities and repayments of fixed maturities and mortgage loans on real estate	139	156	101
Sales of investments	60	16	122
Purchases of investments	(134)	(190)	(103)
Other, net	(8)	(5)	(9)
Net cash provided by (used in) investing activities	57	(23)	111
Cash flows from financing activities: [Abstract]
Deposits	148	156	163
Withdrawals and transfers to Separate Accounts	(66)	(141)	(209)
Repayment of loans from affiliate	0	0	(20)
Net cash provided by (used in) financing activities	82	15	(66)
Change in cash and cash equivalents	90	(31)	35
Cash and cash equivalents, beginning of year	61	92	57
Cash and Cash Equivalents, End of Year	151	61	92
Supplemental Cash Flow Information [Abstract]
Interest Paid	0	0	1
Schedule Of Non Cash Financing Activities [Abstract]
Shared-based Programs	$ (1)	$ (1)	$ (2)